Note 2 - Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial liabilities
Warrant liability	$-	$-	$140	$140
Total financial liabilities	$-	$-	$140	$140

	As of December 31, 2017
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Warrant liability	$—	$—	$42	$42
Total financial liabilities	$—	$—	$42	$42

	As of December 31, 2018
Financial liabilities:	Level 1	Level 2	Level 3	Total
Warrant liability	$—	$—	$140	$140
Total financial liabilities	$—	$—	$140	$140

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Six Months Ended June 30,
	2018	2019
Fair value, beginning of period	$42	$140
Change in fair value of preferred stock warrants	—	106
Exchange of warrants upon Merger	—	(234)

Fair value at end of period	$42	$—

	Six Months Ended June 30,
	2018	2019
Fair value, beginning of period	$—	$—
Embedded derivative liability from the issuance of Notes	496	—
Change in value of embedded derivatives	(60)	—

Fair value at end of period	$436	$—

	Years Ended
	December 31,
	2017	2018
Fair value, beginning of period	$54	$42
Preferred stock warrants – exercised	(8)	—
Change in fair value of preferred stock warrants	(4)	98
Fair value at end of period	$42	$140

	Years Ended
	December 31,
	2017	2018
Fair value, beginning of period	$—	$—
Embedded derivative liability from the issuance of Notes	—	864
Change in value of embedded derivatives	—	(211)
Termination of the embedded derivative liability due to the extinguishment of the related Notes	—	(653)
Fair value at end of period	$—	$—